LEASES	6 Months Ended
Jun. 30, 2026
LEASES
LEASES

6. LEASES

The Group’s operating lease consist of leases for office space in Taiwan and the Group is the lessee under the terms of the operating leases. For the six months ended June 30, 2026 and 2025, the operating lease cost was $77,115 and $76,627, respectively. The short-term lease cost recognized for the six months ended June 30, 2026 and 2025 was $361 and $7,889, respectively.

The Group has entered into a operating lease with the third party landlord effective on January 1, 2025. The operating leases have remaining lease terms of 11 months and 17 months as of June 30, 2026 and December 31, 2025, respectively. As of June 30, 2026, the weighted average remaining lease term and weighted average discount rate were 0.92 years and 6.41%, respectively.

6. LEASES (cont.)

As of June 30, 2026 and December 31, 2025, the Group stated the following amounts in these unaudited interim consolidated balance sheets:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Assets
Operating lease right-of-use assets	$136,913	$212,324
Total	136,913	212,324

Liabilities
Operating lease liabilities, current	137,598	148,663
Operating lease liabilities, non-current	—	64,742
Total lease liabilities	$137,598	$213,405

Maturities of lease liabilities were as follows:

Operating
Lease
As of June 30, 2026	(Unaudited)
From July 1, 2026 to June 30, 2027
Present Value of future minimum lease payments	$137,598
Less: Current obligations	(137,598)
Long term obligations	$—

Supplemental cash flow information related to leases where the Group was the lessee for the six months ended June 30, 2026 and 2025 was as follows:

	For the Six Months Ended June 30
	2026	2025
	(Unaudited)	(Unaudited)
Operating cash outflows from operating lease	$77,115	$75,193